Average Annual Total Returns - Federated Hermes Core Bond Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg US Aggregate Bond Index 1 Year	Bloomberg US Aggregate Bond Index 5 Years	Bloomberg US Aggregate Bond Index 10 Years	Morningstar Intermediate Core Bond Funds Average 1 Year		Morningstar Intermediate Core Bond Funds Average 5 Years		Morningstar Intermediate Core Bond Funds Average 10 Years
Total	2.80%	2.53%	2.40%	8.05%	3.80%	3.19%	6.88%	2.63%	1.97%	4.73%	2.39%	1.91%	8.05%	3.80%	3.19%	7.51%	4.44%	3.84%	7.52%	[1]	4.26%	[1]	3.69%	[1]

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Aggregate Bond Index” to “Bloomberg US Aggregate Bond Index.”